Consolidated Balance Sheets (Parenthetical) - $ / shares	Jan. 31, 2023	Jan. 31, 2022
Stockholders' equity (deficit)
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.00001
Common stock, shares authorized (in shares)	1,000,000,000	319,462,878
Common stock, shares issued (in shares)	118,190,135	42,892,897
Common stock, shares outstanding (in shares)	118,190,135	42,892,897